Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 73,852,000
Previously Paid Amount	0.00
Total Fee Amount	10,198.96
Total Offset Amount	0.00
Net Fee	10,198.96
Narrative - Max Aggregate Offering Price	$ 73,852,000
Final Prospectus	true